Commitments - Summary of Capital Expenditure Contracted But Not Yet Incurred (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital commitments [abstract]
Capital	$ 15,641	$ 51,264
Inventory	43,573	35,631
Total	$ 59,214	$ 86,895